Share Capital (Tables)	9 Months Ended
Mar. 31, 2023
Share Capital
Summary of warrant transactions

Warrant transactions are summarized as follows:

		Weighted
	Number of	average
	warrants	exercise price
Balance at June 30, 2021	9,813,870	1.13
Issued	336,877	11.09
Exercised	(6,684,892)	1.12
Expired	(3,353)	1.30
Balance at June 30, 2022 and March 31, 2023	3,462,502	2.16

Schedule of stock option transactions

Stock option transactions are summarized as follows:

	Number of	Weighted average
	options	exercise price
Balance at June 30, 2021	13,750,784	$1.29
Options exercised	(4,410,784)	1.00
Options granted	1,170,000	7.35
Options expired	(340,000)	0.96
Balance at June 30, 2022	10,170,000	$2.11
Options exercised	(5,750,000)	0.91
Balance at March 31, 2023	4,420,000	$3.67

Summary of stock options outstanding and exercisable

The following table summarizes stock options outstanding and exercisable at March 31, 2023:

	Options Outstanding			Options Exercisable
		Weighted	Weighted		Weighted
		Average	Average		Average
Exercise	Number	Remaining	Exercise		Exercise
Price	of	Contractual Life	Price	Number	Price
$	Shares	(years)	$	Exercisable	$
0.75	200,000	0.09	0.75	200,000	0.75
1.40	1,450,000	0.43	1.40	1,450,000	1.40
3.39	1,200,000	2.81	3.39	1,200,000	3.39
3.43	400,000	1.04	3.43	400,000	3.43
6.08	200,000	3.31	6.08	200,000	6.08
6.31	200,000	3.93	6.31	200,000	6.31
7.55	500,000	1.88	7.55	500,000	7.55
8.25	170,000	3.96	8.25	170,000	8.25
9.40	100,000	4.03	9.40	100,000	9.40
	4,420,000	1.78	3.67	4,420,000	3.67